RESERVE FOR WARRANTS (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants		6,181,507		2,450,722	1,654,801
Number of common shares to be issued on exercise of warrants		7,181,506		3,450,721	3,654,798
Amount		$ 11,393,687		$ 3,361,789	$ 3,027,398
Weighted average exercise price		$ 9.6		$ 1.56	$ 1.21
Weighted average remaining life in years		1 year 4 months 17 days		2 years 2 months 1 day	1 year 9 months 4 days
Warrant | February 2017 Private Placement
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants				12,584,100
Number of common shares to be issued on exercise of warrants				12,584,100
Amount				$ 23,099,955
Weighted average exercise price				$ 2
Warrant | February 2017 Warrants issued as partial consideration for Private Placement
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants				594,390
Number of common shares to be issued on exercise of warrants				594,390
Amount				$ 499,169
Weighted average exercise price				$ 2
Weighted average remaining life in years				1 year 1 month 17 days
Warrant | March 2017 Exercise of warrants
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants				(2)
Number of common shares to be issued on exercise of warrants				(1,000,000)
Amount				$ (545,919)
Weighted average exercise price				$ 1.3
Warrant | August 2017 Share issuance on automatic conversion of Special Warrants
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants				(12,584,100)
Number of common shares to be issued on exercise of warrants				(12,584,100)
Amount				$ (23,099,955)
Weighted average exercise price				$ 2
Warrant | September 2017 Exercise of warrants
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants				(4,963)
Number of common shares to be issued on exercise of warrants				(4,963)
Amount				$ (4,257)
Weighted average exercise price				$ 1.1
Weighted average remaining life in years				2 years 7 months 21 days
Warrant | November 30, 2017 Warrants issued as partial consdieration for Private Placement
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants				220,000
Number of common shares to be issued on exercise of warrants				220,000
Amount				$ 396,741
Weighted average exercise price				$ 5
Weighted average remaining life in years				1 year 11 months 1 day
Warrant | Exercise of broker warrants
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants		(567,406)	[1]	(13,504)
Number of common shares to be issued on exercise of warrants		(567,406)	[1]	(13,504)
Amount		$ (476,508)	[1]	$ (11,343)
Weighted average exercise price		$ 2	[1]	$ 2
Weighted average remaining life in years				1 year 1 month 17 days
Warrant | Exercise of warrants
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants	[2]	(1,127,159)
Number of common shares to be issued on exercise of warrants	[2]	(1,127,159)
Amount	[2]	$ (966,879)
Weighted average exercise price	[2]	$ 1.1
Warrant | Exercise of broker warrants
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants	[3]	(121,000)
Number of common shares to be issued on exercise of warrants	[3]	(121,000)
Amount	[3]	$ (218,207)
Weighted average exercise price	[3]	$ 5
Warrant | Exercise of broker warrants
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants	[4]	(31,150)
Number of common shares to be issued on exercise of warrants	[4]	(31,150)
Amount	[4]	$ (54,443)
Weighted average exercise price	[4]	$ 12
Warrant | Warrants issued as partial consideration of Bought Deal
Disclosure Of Reserves For Warrants [Line Items]
Number of Warrants	[5]	5,577,500
Number of common shares to be issued on exercise of warrants	[5]	5,577,500
Amount	[5]	$ 9,747,935
Weighted average exercise price	[5]	$ 12
Weighted average remaining life in years		1 year 5 months 5 days

[1]	During the year ended December 31, 2018, 567,406 broker warrants were exercised to purchase 567,406 common shares at $2.00 per share for gross proceeds of $1,134,812. The carrying value of the warrants was $476,508.
[2]	During the year ended December 31, 2018, 1,127,159 warrants were exercised to purchase 1,127,159 common shares at $1.10 per share for gross proceeds of $1,239,875. The carrying value of the warrants was $966,879.
[3]	During the year ended December 31, 2018, 121,000 broker warrants were exercised to purchase 121,000 common shares at $5.00 per share for gross proceeds of $605,000. The carrying value of the warrants was $218,207.
[4]	During the year ended December 31, 2018, 31,150 broker warrants were exercised to purchase 31,150 common shares at $12.00 per share for gross proceeds of $373,800. The carrying value of the warrants was $54,443.
[5]	On June 5, 2018, the Company issued, on a bought deal basis, 11,155,000 units at $9.00 per unit for gross proceeds of $100,395,000. Each unit consisted of one common share and one-half of one common share purchase warrant. Each Warrant is exercisable to acquire one Common Share at an exercise price of $12.00 per share, subject to adjustment in certain events, until June 5, 2020. In the event that the daily volume weighted average trading price of the Common Shares exceeds $18.00 for 10 consecutive trading days on the Toronto Stock Exchange ("TSX"), the Company has the right to accelerate the expiry date of the warrants upon providing not less than 15 trading days' notice of such acceleration. The warrants were valued at $9,747,935 at the grant date using a weighted average value derived from a Black-Scholes pricing model that is affected by the Company's stock price as well as assumptions regarding a number of highly complex and subjective variables. Transaction costs and agent's fee of $636,793 were netted against the warrants. The following assumptions were used in the valuation: a) expected dividend yield of 0%; b) average expected volatility of 68 - 89%; c) average risk-free rate of 1.26 - 1.91%; d) share price of $8.89; e) forfeiture rate of 0% and; f) expected life of 0.25 - 2 years.